Total
SA Allocation Moderate Growth Portfolio
SA Allocation Moderate Growth Portfolio
Investment Goal
The Portfolio’s investment goal is long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios (as defined herein) in which the Portfolio invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - SA Allocation Moderate Growth Portfolio		Class 1	Class 3
Management Fees		0.10%	0.10%
Service (12b-1) Fees		none	0.25%
Other Expenses		0.03%	0.03%
Acquired Fund Fees and Expenses		0.66%	0.66%
Total Annual Portfolio Operating Expenses		0.79%	1.04%
Fee Waivers and/or Expense Reimbursements	[1]	(0.01%)	(0.01%)
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1],[2]	0.78%	1.03%
[1]	Pursuant to an Advisory Fee Waiver Agreement, the investment adviser, SunAmerica Asset Management, LLC ("SunAmerica"), is contractually obligated to waive a portion of its advisory fee so that the advisory fee payable by the Portfolio is equal to 0.09% of the Portfolio's daily net assets. This waiver agreement may be modified or discontinued prior to July 31, 2021 only with the approval of the Board of Trustees (the "Board") of Seasons Series Trust (the "Trust"), including a majority of the trustees of the Board who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended.
[2]	The Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements for the Portfolio do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses. "Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more Underlying Portfolios.

Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses  remain the same and that all fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example - SA Allocation Moderate Growth Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class 1	80	251	438	977
Class 3	105	330	573	1,270

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio
The Portfolio is structured as a “fund-of-funds,” which means that it pursues its investment goal by investing its assets in a combination of the portfolios of the Trust, Anchor Series Trust and SunAmerica Series Trust (collectively, the “Underlying Portfolios”).

The Portfolio attempts to achieve its investment goal by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which at least 30% and no more than 90% of its net assets will be invested in equity portfolios and at least 10% and no more than 70% of its net assets will be invested in fixed income portfolios.

The Underlying Portfolios have a variety of investment styles and focuses. The underlying equity portfolios include large, mid and small cap portfolios, growth and value-oriented portfolios and international portfolios. The underlying fixed income portfolios include portfolios that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, and securities rated below investment grade (commonly known as “junk bonds”).

SunAmerica determines the Portfolio’s target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks and bonds (investment grade, high-yield, inflation-protected). Based on these target asset class allocations, SunAmerica determines a target portfolio allocation in which the Portfolio will invest in the Underlying Portfolios. The target allocation percentages as of March 31, 2020 were:

•	Large cap growth/value stocks	39.5%
•	Mid cap growth/value stocks	4.5%
•	Small cap growth/value stocks	2.6%
•	International stocks	15.2%
•	Investment grade securities	33.4%
•	High-yield securities	1.8%
•	Inflation-protected securities	3.0%

SunAmerica performs an investment analysis of possible investments for the Portfolio and selects the universe of permitted Underlying Portfolios as well as the allocation to each Underlying Portfolio. SunAmerica reserves the right to change the Portfolio’s asset allocation among the Underlying Portfolios. SunAmerica may change the target asset allocation percentage and may underweight or overweight such asset classes at its discretion. The percentage of the Portfolio’s assets invested in any of the Underlying Portfolios will vary from time to time.

Principal Risks of Investing in the Portfolio
As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Portfolio.

Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.

Equity Securities Risk. The Portfolio invests primarily in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Large-Cap Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Growth Stock Risk. The Portfolio invests substantially in Underlying Portfolios with an investment strategy that focuses on selecting growth-style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.

Value Investing Risk. The Portfolio invests substantially in Underlying Portfolios with an investment strategy that focuses on selecting value-style stocks. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or to repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. An Underlying Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.

Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.

Risk of Investing in Bonds. The Portfolio invests in Underlying Portfolios that invest principally in bonds, which may cause the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.

Risk of Investing in Junk Bonds. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities, a percentage of which may be invested in high yield, high risk bonds commonly known as “junk bonds.” Junk bonds are generally subject to greater credit risks than higher-grade bonds. Junk bonds are considered speculative, tend to be less liquid and are more difficult to value than higher-grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.

Small- and Mid-Cap Companies Risk. The Portfolio invests in Underlying Portfolios that may invest in securities of small- and mid-cap companies. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large-cap companies.

Foreign Investment Risk. The Portfolio’s investments in Underlying Portfolios that invest in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an Underlying Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an Underlying Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency Volatility Risk. The value of an Underlying Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of an Underlying Portfolio’s non-U.S. dollar-denominated securities.

Index Risk. Many of the Underlying Portfolios in which the Portfolio invests have a passively-managed portion that is managed to track the performance of an index. That portion of the Underlying Portfolios will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.

Fund-of-Funds Risk. The costs of investing in the Portfolio, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Portfolio may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to the Portfolio. In addition, one Underlying Portfolio may buy the same securities that another Underlying Portfolio sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.

Affiliated Fund Risk. SunAmerica chooses the Underlying Portfolios in which the Portfolio invests. As a result, SunAmerica may be subject to potential conflicts of interest in selecting the Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because SunAmerica is also responsible for managing portions of certain Underlying Portfolios. However, SunAmerica has a fiduciary duty to act in the Portfolio’s best interests when selecting the Underlying Portfolios.

Underlying Portfolios Risk. The risks of the Portfolio owning the Underlying Portfolios generally reflect the risks of owning the underlying securities held by the Underlying Portfolios. Disruptions in the markets for the securities held by the Underlying Portfolios could result in losses on the Portfolio’s investment in such securities. The Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, an Underlying Portfolio’s adviser’s or subadviser’s assessment of securities held by the Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Performance Information
The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell 3000® Index, the MSCI EAFE Index (net), the Bloomberg Barclays U.S. Aggregate Bond Index and a blended index. The blended index consists of 47% Russell 3000® Index, 18% MSCI EAFE Index (net) and 35% Bloomberg Barclays U.S. Aggregate Bond Index (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective July 29, 2015, SunAmerica assumed day-to-day investment management of the Portfolio, which was previously managed by Ibbotson Associates, Inc.

(Class 3 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 10.22% (quarter ended September 30, 2010) and the lowest return for a quarter was -13.69% (quarter ended September 30, 2011). The year-to-date calendar return as of June 30, 2020 was -1.33%.

Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Returns - SA Allocation Moderate Growth Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	20.92%			8.92%	Sep. 26, 2016
Class 3	20.61%	6.28%	7.45%
Blended Index	21.49%	7.54%	8.79%	9.52%	Sep. 26, 2016
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	3.75%	2.76%	Sep. 26, 2016
MSCI EAFE Index (net)	22.01%	5.67%	5.50%	8.29%	Sep. 26, 2016
Russell 3000® Index	31.02%	11.24%	13.42%	14.82%	Sep. 26, 2016